Supplementary insurance information	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary insurance information
Schedule III
Supplementary insurance information

Column A	Column B	Column C	Column D	Column E	Column F

Segment

Amounts in EUR million	Deferred policy acquisition costs	Future policy benefits	Unearned premiums	Other policy claims and benefits	Premium revenue

2022

Americas	12,225	176,753	6,058	2,112	8,742

The Netherlands	-	-	-	-	-

United Kingdom	710	92,504	-	-	4,081

International	(507)	8,575	123	30	369

Holding and other activities	-	-	-	-	-

Eliminations	-	(7,223)	-	-	-

Total	12,428	270,608	6,181	2,143	13,192

2021

Americas	8,648	192,099	6,335	1,934	8,190

The Netherlands	235	67,226	50	1,019	1,713

United Kingdom	796	111,458	-	-	4,616

International	391	9,735	163	110	924

Holding and other activities	-	-	-	-	-

Eliminations	-	(1,611)	-	-	-

Total	10,070	378,907	6,548	3,062	15,444

2020

Americas	7,181	174,167	5,897	1,858	8,326

The Netherlands	136	70,915	50	1,026	1,994

United Kingdom	789	95,788	20	5	4,858

International	289	9,245	150	112	919

Holding and other activities	-	-	-	-	1

Eliminations	-	(1,488)	-	-	-

Total	8,395	348,627	6,117	3,001	16,099
The numbers included in Schedule III are based on IFRS and excludes the proportionate share in Aegon’s joint ventures and Aegon’s associates.
Deferred policy acquisition costs also include deferred costs of reinsurance.

	Column G	Column H	Column I	Column J	Column K

Amounts in EUR million	Net investment income	Benefits, claims and losses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written

2022

Americas	3,467	12,149	670	3,476	6,798

The Netherlands	3	-	-	75	-

United Kingdom	1,951	6,058	91	505	3,880

International	195	682	31	185	325

Asset Management	-	-	-	436	-

Holding and other activities	2	-	-	175	-

Eliminations	(5)	(271)	-	(187)	-

Total	5,613	18,617	793	4,666	11,003

2021

Americas	2,909	10,111	741	3,003	5,023

The Netherlands	2,088	3,249	-	806	1,614

United Kingdom	1,691	7,343	96	523	4,419

International	298	757	62	345	870

Asset Management	-	-	-	411	-

Holding and other activities	(4)	-	-	180	-

Eliminations	(15)	-	-	(183)	-

Total	6,967	21,460	899	5,085	11,926

2020

Americas	2,984	7,171	547	3,127	5,930

The Netherlands	2,083	3,244	-	837	1,931

United Kingdom	1,795	6,278	102	529	4,670

International	307	810	105	350	860

Asset Management	-	-	-	382	-

Holding and other activities	4	7	-	185	5

Eliminations	(24)	(5)	-	(180)	-

Total	7,149	17,505	753	5,230	13,396